Average Annual Total Returns		12 Months Ended	30 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	5.12%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		14.93%	7.05%
Performance Inception Date	Jul. 12, 2021
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.93%	7.05%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.84%	5.44%